Share based compensation (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 20, 2013 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2012 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Consideration for shares repurchased								¥ 5,236
2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum | $ / shares
Exercise price, maximum | $ / shares			$ 15.00
Shares authorized | shares			10,401,229						10,401,229
2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage of outstanding share capital			1.50%						1.50%
Class A Ordinary Shares [Member] | 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized | shares			6,300,000						6,300,000
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred | shares	1,355,714
Value of shares transferred	¥ 106,633
Intrinsic value of options outstanding	88,241
Purchase price of shares	¥ 18,392
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares				745,000		500,000		2,837,500
Weighted average exercise price | $ / shares			$ 15.00		$ 15.00		$ 1.09
Vesting period				4 years
Share-based compensation expense				¥ 38,416		¥ 37,725		¥ 15,520
Unamortized share-based compensation cost, options									¥ 74,363
Weighted average recognition period for unamortized share-based compensation cost				11 months 1 day
Weighted average grant date fair value of options vested (in dollars per share) | $ / shares			$ 5.76		$ 3.23		$ 1.61
Shares repurchased | shares		910,000
Consideration for shares repurchased		¥ 5,236
Intrinsic value of options outstanding | $			$ 38,994		$ 79,877		$ 85,854			$ 21,429
Share Options [Member] | Share-based Compensation Award, Tranche One [Member] | 2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate				25.00%
Share Options [Member] | Share-based Compensation Award, Tranche Two [Member] | 2011 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate				2.08333%
Founders' Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						1,392		722
Total fair value of shares vested						1,922,067		¥ 449,053
Grant date fair value per restricted share | $ / shares			$ 0.01
Founders' Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate				25.00%
Vesting period				4 years
Founders' Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				36 months
Founders' Shares [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred | shares								1,293,125
Value of shares transferred								¥ 96,764
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				¥ 7,945		¥ 542
Unamortized share-based compensation cost, founders' shares									¥ 25,290
Weighted average recognition period for unamortized share-based compensation cost				3 years 2 months 12 days
Grant date fair value per restricted share | $ / shares			$ 17.33		$ 22.23